Deposits - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposit Liability [Line Items]
Payable on demand	$ 9,883,828	$ 10,925,277
Payable on a fixed date	3,107,248	2,944,946
Total deposits	12,991,076	13,870,223
Bermuda
Deposit Liability [Line Items]
Payable on demand	3,813,274	3,820,647
Payable on a fixed date	674,895	690,102
Total deposits	4,488,169	4,510,749
Cayman
Deposit Liability [Line Items]
Payable on demand	3,641,646	4,087,131
Payable on a fixed date	651,168	524,918
Total deposits	4,292,814	4,612,049
Channel Islands and the UK
Deposit Liability [Line Items]
Payable on demand	2,428,908	3,017,499
Payable on a fixed date	1,781,185	1,729,926
Total deposits	$ 4,210,093	$ 4,747,425